INVESTMENT IN INTELLECTUAL PROPERTY	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Notes to Financial Statements
INVESTMENT IN INTELLECTUAL PROPERTY

NOTE 3 – INVESTMENT IN INTELLECTUAL PROPERTY

On February 24, 2017, the Company paid $20,000 as an intial payment toward software development related to the Drone Guarder technology . In addition, the Company has paid $ 26,623 in additional software development costs to April 30, 2018. On October 2, 2017, the Company issued 500,000 common shares of capital stock with a deemed value of $ 57,500 for services related to the development of the intellectual property.

On July 4, 2014, the Company entered into a contribution agreement with Gimwork Project LP for the acquisition of assets and the assumption of liabilities associated with search technology software and online platforms. In consideration, the Company issued to Gimwork Project LP 100,000 shares of common stock with a deemed value of $10,000. During the year ended January 31, 2016, the Company has recorded an impairment of the investment in intellectual property in the amount of $10,000.

On February 24, 2017, the Company paid $20,000 as an intial payment toward software development related to the Drone Guarder technology . In addition, the Company has paid $ 20,623 in additional software development costs to January 31, 2018. On October 2, 2017, the Company issued 500,000 common shares of capital stock with a deemed value of $ 57,500 for services related to the development of the intellectual property.